INCOME TAXES - Schedule of Recognized Interest Expense and Penalty Expense as Part of Income Tax Expenses in the Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Interest expense	$ 0	$ (45)	$ 16
Penalty expense	$ (3)	$ (20)	$ 1